Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and Equipment

Property and equipment
as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2017
and
2016:

	201 7	201 6
Laboratory equipment	$530,306	$525,956
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	674,596	670,246
Accumulated depreciation and amortization	(643,445)	(615,418)
Property and equipment, net	$31,151	$54,828

Depreciation and
leasehold amortization expense was
$28,027,
$28,780,
and
$28,935
during the years ended
December 31, 2017,
2016
and
2015,
respectively.